UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND ††
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 83.5%

	Shares	Value
Argentina — 0.5%
Cresud ADR	151,344	$ 1,300,045
Petrobras Argentina ADR *	45,605	214,799

		1,514,844

Australia — 3.8%
Newcrest Mining	1,332,974	11,257,241

Brazil — 3.0%
BrasilAgro *	144,900	474,344
BrasilAgro ADR	47,223	159,614
Centrais Eletricas Brasileiras ADR, Cl B	2,100,428	8,275,686

		8,909,644

Canada — 25.7%
Alliance Grain Traders	38,738	621,199
Banro *	1,168,815	577,193
Barrick Gold	441,271	8,507,705
Cameco	470,442	9,982,779
Centerra Gold	1,135,425	4,393,878
Detour Gold *	241,039	1,549,575
Dundee Precious Metals *	867,004	3,106,034
Eastern Platinum *	8,467,000	684,202
Gabriel Resources *	3,940,912	4,175,332
Kinross Gold	1,225,488	5,612,735
Kirkland Lake Gold *	326,361	949,414
Niko Resources *	1,268,104	2,948,947
Northern Dynasty Minerals *	2,512,085	3,391,315
Novagold Resources *	1,697,267	4,939,047
Silver Standard Resources *	402,270	3,149,774
Sprott	1,054,330	2,839,946
Turquoise Hill Resources *	1,391,254	4,883,301
Uranium Participation *	2,685,331	13,309,116

		75,621,492

Chile — 0.5%
Sociedad Quimica y Minera de Chile ADR	55,885	1,392,095

China — 4.4%
China Mobile	426,000	4,065,031
China Yurun Food Group	10,490,000	6,161,385
Guangshen Railway	6,255,171	2,715,613

		12,942,029

Egypt — 0.3%
Centamin *	970,882	703,850

Finland — 1.4%
UPM-Kymmene	266,609	4,091,996

France — 2.3%
Areva	73,401	1,995,276

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND ††
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
France — continued
Electricite de France	140,332	$ 4,773,313

		6,768,589

Hong Kong — 1.8%
Guoco Group	104,000	1,257,837
Luks Group Vietnam Holdings	2,361,000	745,054
United Laboratories International Holdings	5,654,000	3,243,167

		5,246,058

Italy — 3.5%
ERG	504,020	6,940,514
Telecom Italia	4,101,257	3,457,126

		10,397,640

Japan — 7.6%
Bit-isle	188,700	1,344,559
Japan Digital Laboratory	68,200	1,024,636
Japan Steel Works	1,396,000	7,009,376
Kamigumi	223,000	2,016,756
Kurita Water Industries	133,400	2,863,328
Organo	580,000	2,673,779
Sanshin Electronics	188,000	1,341,411
West Japan Railway	101,400	4,194,151

		22,467,996

Lebanon — 0.4%
Solidere GDR * (A)	91,328	1,211,923

Russia — 12.5%
Federal Grid Unified Energy System JSC GDR * (A)	6,666,230	7,949,479
Gazprom OAO ADR	1,515,803	12,520,533
Polyus Gold International	1,788,375	5,468,228
RusHydro JSC ADR	5,147,587	8,035,383
Sberbank of Russia ADR	249,425	2,698,778

		36,672,401

Singapore — 1.4%
Golden Agri-Resources	10,138,000	4,116,715

South Africa — 1.5%
AngloGold Ashanti ADR	307,037	4,495,022

South Korea — 3.4%
Korea Electric Power ADR	260,148	4,243,014
KT ADR	402,106	5,689,800

		9,932,814

Turkey — 0.7%
Turkcell Iletisim Hizmetleri ADR *	164,313	2,045,697

Ukraine — 1.4%
Astarta Holding *	42,856	900,085
Kernel Holding *	156,995	1,897,687

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND ††
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
Ukraine — continued
MHP GDR (A)	87,659	$ 1,323,651

		4,121,423

United States — 7.4%
Layne Christensen *	200,693	3,403,753
Peabody Energy	582,197	9,926,459
SkyWest	367,931	4,786,782
Tsakos Energy Navigation *	548,167	3,727,536

		21,844,530

TOTAL COMMON STOCK (Cost $244,016,580)		245,753,999

CONVERTIBLE BOND — 0.2%
REI Agro
5.500%, 11/13/14 (A) (Cost $567,720)	$ 723,000	449,616

SHORT-TERM INVESTMENT — 18.2%
SEI Daily Income Trust, Government Fund, 0.020% (B) (Cost $53,671,729)	53,671,729	53,671,729

TOTAL INVESTMENTS— 101.9% (Cost $298,256,029)†		$ 299,875,344

Percentages are based on Net Assets of $294,254,315.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the 7-day effective yield as of January 31, 2014.
†	At January 31, 2014, the tax basis cost of the Fund’s investments was $298,256,029, and the unrealized appreciation and depreciation were $9,598,784 and $(7,979,469), respectively.

††	Fund commenced operations on November 1, 2013.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the AT Disciplined Equity Fund’s (the “Fund”) Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND ††
JANUARY 31, 2014
(Unaudited)

“Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The list of inputs used to value the Fund’s net assets as of January 31, 2014 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$ 1,514,844	$ —	$ —	$ 1,514,844
Australia	11,257,241	—	—	11,257,241
Brazil	8,909,644	—	—	8,909,644
Canada	75,621,492	—	—	75,621,492
Chile	1,392,095	—	—	1,392,095
China	—	12,942,029†	—	12,942,029
Egypt	703,850	—	—	703,850
Finland	4,091,996	—	—	4,091,996
France	6,768,589	—	—	6,768,589
Hong Kong	2,002,891	3,243,167†	—	5,246,058
Italy	10,397,640	—	—	10,397,640
Japan	22,467,996	—	—	22,467,996
Lebanon	1,211,923	—	—	1,211,923
Russia	36,672,401	—	—	36,672,401
Singapore	—	4,116,715†	—	4,116,715
South Africa	4,495,022	—	—	4,495,022
South Korea	9,932,814	—	—	9,932,814
Turkey	2,045,697	—	—	2,045,697
Ukraine	4,121,423	—	—	4,121,423
United States	21,844,530	—	—	21,844,530

Total Common Stock	225,452,088	20,301,911	—	245,753,999

Convertible Bond	—	449,616	—	449,616
Short-Term Investment	53,671,729	—	—	53,671,729

Total Investments in Securities	$ 279,123,817	$ 20,751,527	$ —	$ 299,875,344

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND ††
JANUARY 31, 2014
(Unaudited)

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of closed exchanges.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2014, there were transfers between Level 1 and Level 2 investments in securities. For the period ended January 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

KGI-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014